Consolidation of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Consolidation of subsidiaries

At December 31, 2018
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership—%	Level
Pagseguro Brazil	12,060,765	5,790,122	6,270,643	776,889	99.99	Direct
Net+Phone	1,440,534	1,411,587	28,948	(15,010)	99.99	Indirect
Boa Compra	980,529	953,979	26,549	6,588	99.99	Indirect
BCPS	2,447	373	2,074	911	99.50	Indirect
R2TECH	5,813	1,944	3,868	2,691	51.00	Indirect
BIVA	1,882	5,349	(3,468)	(4,394)	77.35	Indirect
FIDC	745,236	212,760	532,476	331,179	100.00	Indirect
TILIX	4,410	3,975	435	—	100.00	Indirect